CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income	¥ 13,487	$ 1,848	¥ 6,452,554	¥ 1,565,139
Other comprehensive income:
-Unrealized gain/(loss) on available-for-sale securities	(10,212)	(1,399)	18,161	973
-Reclassification of change in instrument-specific credit risk	(199,276)	(27,301)	(53,481)	0
-Change in instrument-specific credit risk	421	58	70,732	100,158
-Foreign currency translation adjustments	105,413	14,442	129,232	406,149
Comprehensive income/(loss)	(90,167)	(12,352)	6,617,198	2,072,419
Less: comprehensive (income)/loss attributable to non-controlling interests	46,190	6,328	(3,027,731)	(1,079,975)
Comprehensive income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ (43,977)	$ (6,024)	¥ 3,589,467	¥ 992,444